Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EBP-58-1533433-004 [BSSP]	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions [Text Block]
NOTE 5. RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS

The Plan may, at the discretion of the Plan’s participants, invest in the Company’s common stock through the AT&T Shares Fund. The Plan held 7,958,265 and 8,459,028 shares of the Company’s common stock in the AT&T Shares Fund as of December 31, 2025 and 2024, respectively. Dividends earned by the Plan on the Company’s common stock were $8,780 for the year ended December 31, 2025.
Plan assets are invested in AT&T stock either directly or through the Group Trust. Because the Company is the plan sponsor, transactions involving the Company’s stock qualify as related party transactions. In addition, certain investments held by the Plan and Group Trust are managed by BNY Mellon and Fidelity as trustee and record keeper, respectively, as defined by various agreements. Therefore, these transactions and fees paid to these entities qualify as parties-in-interest transactions. All of these transactions are exempt from the prohibited transactions rules.
Party-in-Interest Transactions [Text Block]
NOTE 5. RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS

The Plan may, at the discretion of the Plan’s participants, invest in the Company’s common stock through the AT&T Shares Fund. The Plan held 7,958,265 and 8,459,028 shares of the Company’s common stock in the AT&T Shares Fund as of December 31, 2025 and 2024, respectively. Dividends earned by the Plan on the Company’s common stock were $8,780 for the year ended December 31, 2025.
Plan assets are invested in AT&T stock either directly or through the Group Trust. Because the Company is the plan sponsor, transactions involving the Company’s stock qualify as related party transactions. In addition, certain investments held by the Plan and Group Trust are managed by BNY Mellon and Fidelity as trustee and record keeper, respectively, as defined by various agreements. Therefore, these transactions and fees paid to these entities qualify as parties-in-interest transactions. All of these transactions are exempt from the prohibited transactions rules.